Stock options and other stock-based plans: (Details 3) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 Maximum	Dec. 31, 2011 Share units USD ($)	Dec. 31, 2011 Share units CAD	Mar. 31, 2011 Share units USD ($)	Mar. 31, 2011 Share units CAD	Mar. 31, 2010 Share units USD ($)	Mar. 31, 2010 Share units CAD
Stock options and other stock-based plans
Employee contribution as a percentage of their regular base pay				10.00%
Employer's contribution as a percentage of regular base pay of employees (as a percent)	5.00%			5.00%
Stock-based compensation expense	$ 6,179	$ 4,923	$ 4,530		$ 5,827		$ 4,376		$ 3,167
Number of units
Outstanding, beginning of period (in shares)					1,377,237	1,377,237	1,194,913	1,194,913	1,729,970	1,729,970
Granted (in shares)					269,292	269,292	424,149	424,149	105,084	105,084
Exercised (in shares)					(391,612)	(391,612)	(241,825)	(241,825)	(601,855)	(601,855)
Cancelled/expired (in shares)					(4,000)	(4,000)			(38,286)	(38,286)
Outstanding, end of period (in shares)					1,250,917	1,250,917	1,377,237	1,377,237	1,194,913	1,194,913
Units outstanding and exercisable, end of period (in shares)					276,931	276,931	541,534	541,534	182,495	182,495
Weighted average grant date fair value
Outstanding, beginning of period (in Canadian dollars per share)						12.19		8.56		7.55
Granted (in Canadian dollars per share)						35.70		22.78		9.10
Exercised (in Canadian dollars per share)						9.61		12.81		5.65
Cancelled/expired (in Canadian dollars per share)						18.61				10.91
Outstanding, end of period (in Canadian dollars per share)						18.04		12.19		8.56
Units outstanding and exercisable, end of period (in Canadian dollars per share)						7.97		6.91		10.79
Nonvested, number of units
Unvested, beginning of period (in shares)					835,703	835,703	1,012,418	1,012,418	1,132,410	1,132,410
Granted (in shares)					269,292	269,292	424,149	424,149	105,084	105,084
Vested (in shares)					(127,009)	(127,009)	(548,733)	(548,733)	(186,790)	(186,790)
Canceled or expired (in shares)					(4,000)	(4,000)	(52,131)	(52,131)	(38,286)	(38,286)
Unvested, end of period (in shares)					973,986	973,986	835,703	835,703	1,012,418	1,012,418
Nonvested, weighted average grant date fair value
Unvested, beginning of period (in Canadian dollars per share)						15.62		8.16		8.61
Granted (in Canadian dollars per share)						35.70		22.78		9.10
Vested (in Canadian dollars per share)						17.55		7.58		10.89
Cancelled or expired (in Canadian dollars per share)						18.61		13.64		10.91
Unvested, end of period (in Canadian dollars per share)						20.90		15.62		8.16
Unrecognized compensation cost
Compensation cost yet to be recognized					$ 14,114
Weighted average period for recognition of compensation cost					3 years 4 months 2 days	3 years 4 months 2 days